Consolidated Statements of Mezzanine and Stockholders' Equity - USD ($) $ in Thousands	Crede [Member] Mezzanine Equity [Member]	Crede [Member] Preferred Stock [Member]	Crede [Member] Common Stock [Member]	Crede [Member] Additional Paid-in Capital [Member]	Crede [Member] Retained Earnings [Member]	Crede [Member] Noncontrolling Interest [Member]	Crede [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Crede [Member]	Maxim [Member] Mezzanine Equity [Member]	Maxim [Member] Preferred Stock [Member]	Maxim [Member] Common Stock [Member]	Maxim [Member] Additional Paid-in Capital [Member]	Maxim [Member] Retained Earnings [Member]	Maxim [Member] Noncontrolling Interest [Member]	Maxim [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Maxim [Member]	Series C Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series C Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Convertible Preferred Stock [Member] Common Stock [Member]	Series C Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Convertible Preferred Stock [Member] Retained Earnings [Member]	Series C Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series C Convertible Preferred Stock [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Series C Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series B Convertible Preferred Stock [Member] Preferred Stock [Member]	Series B Convertible Preferred Stock [Member] Common Stock [Member]	Series B Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Convertible Preferred Stock [Member] Retained Earnings [Member]	Series B Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series B Convertible Preferred Stock [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Series B Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series D Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Preferred Stock [Member] Common Stock [Member]	Series D Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Convertible Preferred Stock [Member] Retained Earnings [Member]	Series D Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series D Convertible Preferred Stock [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Series D Convertible Preferred Stock [Member]	The 2018 Common Stock Offering [Member] Mezzanine Equity [Member]	The 2018 Common Stock Offering [Member] Preferred Stock [Member]	The 2018 Common Stock Offering [Member] Common Stock [Member]	The 2018 Common Stock Offering [Member] Additional Paid-in Capital [Member]	The 2018 Common Stock Offering [Member] Retained Earnings [Member]	The 2018 Common Stock Offering [Member] Noncontrolling Interest [Member]	The 2018 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	The 2018 Common Stock Offering [Member]	September 2019 Common Stock Offering [Member] Mezzanine Equity [Member]	September 2019 Common Stock Offering [Member] Preferred Stock [Member]	September 2019 Common Stock Offering [Member] Common Stock [Member]	September 2019 Common Stock Offering [Member] Additional Paid-in Capital [Member]	September 2019 Common Stock Offering [Member] Retained Earnings [Member]	September 2019 Common Stock Offering [Member] Noncontrolling Interest [Member]	September 2019 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	September 2019 Common Stock Offering [Member]	November 2019 Registered Direct Offering [Member] Mezzanine Equity [Member]	November 2019 Registered Direct Offering [Member] Preferred Stock [Member]	November 2019 Registered Direct Offering [Member] Common Stock [Member]	November 2019 Registered Direct Offering [Member] Additional Paid-in Capital [Member]	November 2019 Registered Direct Offering [Member] Retained Earnings [Member]	November 2019 Registered Direct Offering [Member] Noncontrolling Interest [Member]	November 2019 Registered Direct Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	November 2019 Registered Direct Offering [Member]	Series E Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Common Stock [Member]	Series E Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Series E Convertible Preferred Stock [Member] Retained Earnings [Member]	Series E Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series E Convertible Preferred Stock [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Series E Convertible Preferred Stock [Member]	Mezzanine Equity [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2016																																																																											1
Balance at Dec. 31, 2016																																																																												$ 328,762	$ (283,241)			$ 45,521
Net profit																																																																													(13,404)	32		(13,372)
Issuance of common stock pursuant to convertible related party loans (Note 8)																																																																												2,040				2,040
Issuance of stock (in shares)			357,444																															100,000																																									31,639
Issuance of stock			$ 4	$ 28,629				$ 28,633																										$ 1						$ 1																																				38,389				38,389
Issuance of common stock pursuant toconvertible preferred shares conversions (in shares)																			45,232								901
Issuance of common stock pursuant toconvertible preferred shares conversions																				$ 8,213				$ 8,213				$ 1,743				$ 1,743
Series C convertible preferred stock's beneficial conversion feature (Note 8)																				7,500				7,500
Issuance of common stock due to exercise of 2014 Warrants (Note 10) (in shares)																																																																											10,963
Issuance of common stock due to exercise of 2014 Warrants (Note 10)																																																																												1,540				1,540
Stock-based compensation																																																																												(25)				(25)
Non-controlling interest on acquisition of Eco Seven Inc (Note 1)																																																																														5,278		5,278
Reduction of non-controlling interest arising from Company’s purchase of additional ownership interest in Eco Seven In. (Note 1)																																																																														(4,125)		(4,125)
Excess of consideration over acquired assets																																																																												(12,909)				(12,909)
Issuance of common stock pursuant toconvertible preferred shares conversions																				$ 8,213				$ 8,213				$ 1,743				$ 1,743
Additional paid-in capitalattributed to non-controlling interests																																																																												(1,153)				(1,153)
Net loss																																																																													(13,404)	32		(13,372)
Other comprehensive loss
Balance (in shares) at Dec. 31, 2017																																																																										100,000	446,180
Balance at Dec. 31, 2017																																																																										$ 1	$ 4	402,729	(296,645)	1,185		107,274
Net profit																																																																													(11,134)	5		(11,129)
Issuance of stock (in shares)			402,500								124,543																																100,000
Issuance of stock			$ 4	$ 14,785				$ 14,789			$ 1	$ 2,613				$ 2,614																											$ 1	$ 2,720				$ 2,721
Issuance of common stock due to exercise of 2014 Warrants (Note 10) (in shares)																																																																											77,650
Issuance of common stock due to exercise of 2014 Warrants (Note 10)																																																																											$ 1	2,177				2,178
Stock-based compensation																																																																												(34)				(34)
Reduction of non-controlling interest arising from Company’s purchase of additional ownership interest in Eco Seven In. (Note 1)																																																																														(1,190)		(1,190)
Excess of consideration over acquired assets																																																																												(22,260)				(22,260)
Family Trading facility beneficial conversion feature (Note 8)																																																																												15,028				15,028
Elimination of beneficial conversion feature with debt extinguishment (Note 8)																																																																												(3,451)				(3,451)
Deemed dividend due to debt extinguishment of FT facility (Note 8)																																																																												(2,258)				(2,258)
Cancellation of fractional shares due to reverse stock split																																																																												(1)				(1)
Net loss																																																																													(11,134)	5		(11,129)
Other comprehensive loss
Balance (in shares) at Dec. 31, 2018																																																																										100,000	1,150,873
Balance at Dec. 31, 2018																																																																										$ 1	$ 11	412,048	(307,779)			104,281
Balance (in shares) at Dec. 31, 2017																																																																										100,000	446,180
Balance at Dec. 31, 2017																																																																										$ 1	$ 4	402,729	(296,645)	1,185		107,274
Balance (in shares) at Dec. 31, 2019																																																																									15,724	100,000	8,695,348
Balance at Dec. 31, 2019																																																																									$ 18,083	$ 1	$ 87	411,499	(322,552)		(1,361)	87,674
Balance (in shares) at Dec. 31, 2018																																																																										100,000	1,150,873
Balance at Dec. 31, 2018																																																																										$ 1	$ 11	412,048	(307,779)			104,281
Net profit																																																																													(14,773)			(14,773)
Issuance of stock (in shares)																																																			2,910,090								4,200,000
Issuance of stock																																																			$ 30	$ 9,259				$ 9,289			$ 42	$ 7,600				$ 7,642
Issuance of common stock due to exercise of 2014 Warrants (Note 10) (in shares)																																																																											434,385
Issuance of common stock due to exercise of 2014 Warrants (Note 10)																																																																											$ 4	4,450				4,454
Stock-based compensation																																																																												(34)				(34)
Excess of consideration over acquired assets																																																																												(6,701)				(6,701)
Net loss																																																																													(14,773)			(14,773)
Initial measurement of Class B Warrants(Note 15)																																																																												(997)				(997)
Issuance of Series E Shares (Note 8 and 17) (in shares)																																																																	28,158
Issuance of Series E Shares (Note 8 and 17)																																																																	$ 28,158
Redemptions on Series E Shares (Note 17) (in shares)																																																																									(12,434)
Redemptions on Series E Shares (Note 17)																																																																									$ (14,302)
Deemed dividend for Series E (Note 17)																																																																									9,339
Deemed dividend for Series E as part of exchange (Note 8)																																																																												(9,570)				(9,570)
Deemed dividend equivalents on Series E Shares related to redemption value (Note 17)																																																																									4,227			(4,227)				(4,227)
Repurchase of beneficial conversion feature with debt extinguishment(Note 8)																																																																												(8,518)				(8,518)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 17)																																																																									(9,339)			9,339				9,339
Series E Dividends 2019(Note 17)																																																																												(2,650)				(2,650)
Reversal of equity offering costs accrued not payable																																																																												1,500				1,500
Other comprehensive loss																																																																															(1,361)	(1,361)
Balance (in shares) at Dec. 31, 2019																																																																									15,724	100,000	8,695,348
Balance at Dec. 31, 2019																																																																									$ 18,083	$ 1	$ 87	$ 411,499	$ (322,552)		$ (1,361)	$ 87,674